Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Weighted average remaining lease term	1 year 10 months 24 days	1 year 1 month 6 days
Weighted average discount rates	8.00%
Impairment loss of right-of-use assets	$ 200,916
Oher operating expenses.	$ 31,030